Loans Receivable (Details 8) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of loans receivable on nonaccrual status
Loans receivable on nonaccrual status	$ 7,393	$ 13,378
Commercial [Member]
Schedule of loans receivable on nonaccrual status
Loans receivable on nonaccrual status	35	54
Commercial Real Estate [Member]
Schedule of loans receivable on nonaccrual status
Loans receivable on nonaccrual status	3,432	10,237
Consumer [Member]
Schedule of loans receivable on nonaccrual status
Loans receivable on nonaccrual status
Consumer - Home Equity [Member]
Schedule of loans receivable on nonaccrual status
Loans receivable on nonaccrual status	293	402
Dealer Auto and RV [Member]
Schedule of loans receivable on nonaccrual status
Loans receivable on nonaccrual status	121	132
Other Consumer [Member]
Schedule of loans receivable on nonaccrual status
Loans receivable on nonaccrual status	109	93
Residential [Member]
Schedule of loans receivable on nonaccrual status
Loans receivable on nonaccrual status	$ 3,403	$ 2,460